Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of taxes payable

	December 31, 2018	December 31, 2017
Income tax payable	$5,763,945	$5,503,770
Value added tax payable	2,024,902	351,098
Business tax payable	878,133	978,130
Other taxes payable	418,766	234,595
Total taxes payable	$9,085,746	$7,067,593

Schedule of components of income tax provision (benefit)

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Current tax provision	$820,886	$2,024,388	$1,945,499
Current tax recovery	-	(4,974,763)	-
Deferred tax provision (recovery)	(1,471,938)	11,526	56,968
Total	$(651,052)	$(2,938,849)	$2,002,467

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
Non-current:
Provision for doubtful accounts	$1,648,967	$247,324	$191,913
Depreciation expense	-	-	51,050
Total	$1,648,967	$247,324	$242,963

Schedule of effective tax rate for the year
	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
China Income tax statutory rate	(25.0)%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC*	4.0%	-	-
Non-deductible items in China and others	0.1%	2.3%	0.2%
Foreign loss not recognized in China	9.7%	69.0%	-
Effect of tax reversal for previous years	-%	(166.3)%	-
Effective tax rate	(11.2)%	(70.0)%	25.2%

* Xibolun Automation is subject to income tax rate of 15% starting from fiscal 2018.